Postretirement Plans - Schedule of Level 3 Reconciliation (Details) - Vencore Holding Corp. and KGS Holding Corp. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	$ 408,018
Fair value of plan assets at end of year	427,929	$ 408,018
Hedge Funds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	33,878
Fair value of plan assets at end of year	30,384	33,878
Unobservable inputs
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	80,980	47,926
Adjusted fair value of plan assets at beginning of year	76,155
Actual Return on Plan Assets	3,437	3,252
Purchases, Sales and Settlements Net	(452)	29,802
Fair value of plan assets at end of year	79,140	80,980
Unobservable inputs | Real Estate Funds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	47,102	24,732
Adjusted fair value of plan assets at beginning of year	47,102
Actual Return on Plan Assets	2,106	2,370
Purchases, Sales and Settlements Net	(452)	20,000
Fair value of plan assets at end of year	48,756	47,102
Unobservable inputs | Hedge Funds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of year	33,878	23,194
Adjusted fair value of plan assets at beginning of year	29,053
Actual Return on Plan Assets	1,331	882
Purchases, Sales and Settlements Net	0	9,802
Fair value of plan assets at end of year	$ 30,384	$ 33,878